Finance Income and Expense	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Statements [Line Items]
Finance Income and Expense
16. FINANCE INCOME AND EXPENSE

		9 months ended		3 months ended
In thousands of euro	Note	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020
Finance income
Change in fair value of warrants including intrinsic value of warrants redeemed	10	105,838	—	17,198	—
Interest receivable	6	9,679	59	3,503	26
Foreign exchange differences		2,571	1,738	7,221	(24)
Reversal of difference between fair value and nominal value of loans		1,485	—	31	—

Total finance income		119,573	1,797	27,953	2

Finance cost
Bank charges		(225)	(182)	(61)	(36)
Interest payable		(191)	(51)	(40)	(12)
Interest on leases	9	(5,808)	(3,324)	(2,157)	(1,172)
Fair value movement on employee loans including fair value charge for the new employee loans provided as of September 30, 2021		(5,050)	—	(5,050)	—
Other		(253)	(10)	(253)	(4)

Total finance cost		(11,527)	(3,567)	(7,561)	(1,224)

On September 30, 2021, the Group has signed new loan agreements with some employees of the Group, in order to re-finance
the RSP loans of the employees that were expiring in Q4 2021. Due to the refinancing, IFRS 9 requires derecognition of the carrying amount of the loans re-financed
and to recognise the fair value of the new loans granted. The carrying amount of the old loans that has been derecognised amounted to EUR 32,310,342 and the fair value of the new loans granted amounted EUR 28,664,736. The net impact amounts to EUR 3,645,606 and it presented in Finance cost as part of the fair value movement on employee loans including fair value charge for the new employee loans provided as of September 30, 2021.
Certain RSP loans have been repaid at an earlier date than the maturity of the loan which resulted in a gain of EUR 1,485,000.
In Q2 2021, the net foreign exchange difference amounted to a loss of EUR 4,650,000 and was presented in Finance cost while, in Q3 2021, it was a gain of EUR 2,571,000 and is presented in Finance income. The net foreign exchange difference for the 3 months ended September 30, 2021 was a gain of EUR 7,221,000 mainly due to the fluctuation of USD against EUR and is presented in Finance income.
As described in Note 3, the change in estimate of the repayment for the RSP loans maturing in 2030 has resulted in a charge to the unaudited condensed consolidated statement of profit or (loss) and other comprehensive income/(loss) for the period of an amount of EUR 1,404,869. The charge is presented in Finance cost as part of the fair value movement on employee loans including fair value charge for the new employee loans provided as of September 30, 2021.

20. FINANCIAL INCOME/EXPENSE

In thousands of euro	2020	2019	2018
Finance income
Foreign exchange differences	—	—	18
Interest receivable	2,703	51	122

Total finance income	2,703	51	140

Finance cost
Bank charges	(298)	(160)	(72)
Interest payable	(149)	—	(27)
Interest on leases	(4,733)	(2,574)	—
Foreign exchange differences	(578)	(501)	—

Total finance cost	(5,758)	(3,235)	(99)